Environmental Liabilities and Renewable Identification Numbers (RINs) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Environmental Liabilities and Renewable Identification Numbers (RINs)
Summary roll forward of the environmental liabilities

The following table presents a summary roll forward of the Partnership’s environmental liabilities at September 30, 2014 (in thousands):

	Balance at				Balance at
	December 31,	Payments in	Dispositions	Other	September 30,
Environmental Liability Related to:	2013	2014	2014	Adjustments	2014
ExxonMobil Gasoline Stations	$24,745	$(363)	$(159)	$(390)	$23,833
Alliance Gasoline Stations	13,921	(278)	—	2	13,645
Mutual Oil	625	(40)	—	—	585
Newburgh	1,500	—	—	—	1,500
Glenwood Landing and Inwood	301	(50)	—	—	251
Albany	47	(8)	—	—	39
Total environmental liabilities	$41,139	$(739)	$(159)	$(388)	$39,853

Current portion	$3,377				$3,320
Long-term portion	37,762				36,533
Total environmental liabilities	$41,139				$39,853

The following table presents a summary roll forward of the Partnership's environmental liabilities at December 31, 2013 (in thousands):

Environmental Liability Related to:	Balance at December 31, 2012	Payments in 2013	Dispositions 2013	Other Adjustments	Balance at December 31, 2013
ExxonMobil Gasoline Stations	$26,610	$(1,267)	$(595)	$(3)	$24,745
Alliance Gasoline Stations	14,984	(754)	(750)	441	13,921
Mutual Oil	625	—	—	—	625
Newburgh	1,500	—	—	—	1,500
Glenwood Landing and Inwood	347	(46)	—	—	301
Albany	106	(59)	—	—	47

Total environmental liabilities	$44,172	$(2,126)	$(1,345)	$438	$41,139

Current portion	$4,341				$3,377
Long-term portion	39,831				37,762

Total environmental liabilities	$44,172				$41,139